Financial instruments - Summary of Contractual maturities of long-term debt (Detail) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred financing costs	$ (959)	$ (1,098)
Original issue discount	(457)	(524)
Less current portion	(15,000)	(15,000)
Total	$ 166,084	173,378
Bio Ventus LLC [Member]
2021		15,000
2022		15,000
2023		20,000
2024		140,000
2025 and thereafter		0
Deferred financing costs		(1,098)
Original issue discount		(524)
Total long-term debt		188,378
Less current portion		(15,000)	$ (10,000)
Total		$ 173,378	$ 187,965